Held-To-Maturity Investments - Schedule of Held-To-Maturity Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Held-To-Maturity Investments - Schedule of Held-To-Maturity Investments (Details) [Line Items]
Held-to-Maturity Investments	$ 2,528,278
Other Investments [Member]
Held-To-Maturity Investments - Schedule of Held-To-Maturity Investments (Details) [Line Items]
Held-to-Maturity Investments	$ 2,528,278